Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Common Stock, par value	$ 0.001	$ 0.001	[1]	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	[1]	50,000,000
Common stock, shares issued	1,153,509	829,416	[1]	829,416
Common stock, shares outstanding	1,153,509	829,416	[1]	829,416
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value		$ 0.001	[1]	$ 0.001
Redeemable convertible preferred stock, shares authorized		2,956,240	[1]	2,956,240
Redeemable convertible preferred stock, shares issued		956,240	[1]	956,240
Redeemable convertible preferred stock, shares outstanding		956,240	[1]	956,240
Redeemable convertible preferred stock, aggregate liquidation value	$ 5,899,178	$ 8,013,996	[1]	$ 7,420,366
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value		$ 0.001	[1]	$ 0.001
Redeemable convertible preferred stock, shares authorized		2,000,000	[1]	2,000,000
Redeemable convertible preferred stock, shares issued		891,485	[1]	480,928
Redeemable convertible preferred stock, shares outstanding		891,485	[1]	480,928
Redeemable convertible preferred stock, aggregate liquidation value	6,078,992	6,509,866	[1]	3,324,518
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.001
Redeemable convertible preferred stock, shares authorized	5,546,553
Redeemable convertible preferred stock, shares issued	3,697,702
Redeemable convertible preferred stock, shares outstanding	3,697,702
Redeemable convertible preferred stock, aggregate liquidation value	3,193,764
Series A Preferred Stock [Member]
Convertible preferred stock, shares authorized	2,956,240
Convertible preferred stock, shares issued	956,240
Convertible preferred stock, shares outstanding	956,240
Convertible preferred stock, aggregate liquidation value	5,899,178
Series B Preferred Stock [Member]
Convertible preferred stock, shares authorized	2,000,000
Convertible preferred stock, shares issued	1,085,766
Convertible preferred stock, shares outstanding	1,085,766
Convertible preferred stock, aggregate liquidation value	$ 6,078,992

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.